Events occurring after the reporting period	9 Months Ended
Mar. 31, 2019
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Events occurring after the reporting period

11. Events occurring after the reporting period

There were no other events that have occurred after March 31, 2019 and prior to the signing of this financial report that would likely have a material impact on the financial results presented.